SUPPLEMENT TO THE PROSPECTUS Supplement dated June 21, 2023, to the Prospectus dated April 28, 2023.

MFS® Conservative Allocation Portfolio

Effective August 28, 2023, the description of the Appendix A in the Table of contents on the cover page is restated as follows:

APPENDIX A – MENU AND DESCRIPTION OF UNDERLYING FUNDS

Effective August 28, 2023, the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key information" is restated in its entirety as follows:

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that focus on less traditional asset classes, such as real estate (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds, which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of August 1, 2023, the fund’s approximate long-term strategic allocation among asset classes was:

Equity and Non-Traditional Funds	40%
Bond Funds and Money Market Fund	60%

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

Effective August 28, 2023, the risk entitled "Investment Selection Risk" in the sub-section entitled "Principal Risks" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

Effective August 28, 2023, the following is added to the table in the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information":

Portfolio Manager	Since	Title
Benjamin Nastou	August 2023	Investment Officer at MFS
Erich Shigley	August 2023	Investment Officer at MFS

Effective August 28, 2023, the paragraph following the table entitled “Average Annual Total Returns” in the sub-section entitled "Performance Information" under the main heading entitled "Summary of Key Information" is restated as follows:

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MFS Conservative Allocation Portfolio

As of August 28, 2023, the MFS Conservative Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 29% Standard & Poor’s 500 Stock Index; 9% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 2% FTSE EPRA Nareit Developed Real Estate Index (net div); and 60% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Effective August 28, 2023, the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that focus on less traditional asset classes, such as real estate (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”). The asset class allocations provide an initial layer of diversification for the fund.

As of August 1, 2023, the fund’s approximate long-term strategic allocation among asset classes was:

Equity and Non-Traditional Funds	40%
Bond Funds and Money Market Fund	60%

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors. This selection process provides a second layer of diversification within the asset class allocations.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds, which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds' assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

MFS may allocate the fund’s assets among any number of the underlying funds listed in Appendix A of this prospectus at any time. A description of the underlying funds is also set forth in Appendix A of this prospectus. The fund’s underlying fund allocations may vary significantly over time, and the fund may be invested in some but not all of the underlying funds in Appendix A at any time.

Although the underlying funds listed in Appendix A are categorized generally as Equity Funds (U.S. or International), Non-Traditional Funds, Bond Funds or Money Market Fund, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Equity Fund can invest in international stocks, or a Non-Traditional Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the underlying funds and their weightings may be changed without shareholder approval or notice. The actual weightings can also deviate due to market movements and cash flows. MFS systematically rebalances the fund's investments in the underlying funds to reflect the fund’s current strategic allocations.

Effective August 28, 2023, the risk entitled "Investment Selection Risk" in the sub-section entitled "Principal Risks" under the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

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MFS Conservative Allocation Portfolio

Effective August 28, 2023, the following is added to the table in the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund":

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Effective August 28, 2023, the main heading entitled "Appendix A – Description of Underlying Funds" is renamed "Appendix A – Menu and Description of Underlying Funds". Effective August 28, 2023, the section directly under the main heading entitled " Appendix A – Menu and Description of Underlying Funds" is restated in its entirety as follows:

Appendix A – Menu and Description of Underlying Funds

The following is a list of the underlying funds in which the fund may invest at any time.

Bond Funds:
MFS Global Governments Portfolio
MFS Government Securities Portfolio
MFS High Yield Portfolio
MFS Inflation-Adjusted Bond Portfolio
MFS Limited Maturity Portfolio
MFS Total Return Bond Series
Money Market Fund
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.)
International Equity Funds:
MFS Emerging Markets Equity Portfolio
MFS International Growth Portfolio
MFS International Intrinsic Value Portfolio
MFS Research International Portfolio
U.S. Equity Funds:
MFS Growth Series
MFS Mid Cap Growth Series
MFS Mid Cap Value Portfolio
MFS New Discovery Series
MFS New Discovery Value Portfolio
MFS Research Series
MFS Value Series
Non-Traditional Fund:
MFS Global Real Estate Portfolio

The following is a description of the underlying funds in which the fund may invest. Further information about each underlying fund, including a copy of an underlying fund's most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country's inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country's financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

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MFS Conservative Allocation Portfolio

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the JPMorgan Global Government Bond Index (Unhedged) less 15%.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as diversity and labor practices, and environmental issues such as climate change impact.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-

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MFS Conservative Allocation Portfolio

backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests directly and/or indirectly through investment in mutual funds advised by MFS at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

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MFS Conservative Allocation Portfolio

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by U.S. and foreign governments. MFS may also invest the fund’s assets in inflation-adjusted debt instruments of other issuers, other instruments with similar economic characteristics to these instruments, including derivatives, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. and foreign securities.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries, maturities, and types of debt instruments based on its evaluation of U.S. and foreign macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Institutional Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

The fund does not seek to maintain a stable share price. In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. The fund is only offered to certain investment companies advised by MFS.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

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MFS Conservative Allocation Portfolio

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS evaluates the intrinsic value of a company by considering the full context of how the company's cash flows are generated. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace and seeks to invest in companies that exhibit characteristics such as cash flow in excess of capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns. These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies under a traditional value investment strategy.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2023, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between approximately $597.2 million and $58.8 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their

1050954	VCA-SUP-I-062123

MFS Conservative Allocation Portfolio

potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of March 31, 2023, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $542.8 million and $52.3 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

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MFS Conservative Allocation Portfolio

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Total Return Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments.

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MFS Conservative Allocation Portfolio

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

1050954	VCA-SUP-I-062123